Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies (Textual) [Abstract]
Premium method using interest rates	6.60%
Expenses discounted using weighted average interest rates	4.80%
Reversion period	3 years
Fixed maturity securities priced using external source data	87.00%	86.00%
Fixed maturity securities priced using independent pricing services	99.00%	99.00%
Loans delinquent period	90 days
Valuation allowance for policy loan	$ 0
Government agency discount notes maturity period	12 months
Agreements require a minimum of fair value	102.00%
Fair value of loaned securities	254	116
Cash and cash equivalents liquid investments maturities period	Less than three months
Company's life insurance	4.00%	4.00%	5.00%
Life insurance policies	37.00%	38.00%	40.00%
Federal Home Loan Bank Borrowings [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Amount of collateralized funding agreements outstanding	1,800	913
Federal Home Loan Bank stock held	$ 35	$ 18
Equity securities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Reflect assumed gross returns, discount rate	10.50%
Fixed maturity securities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Reflect assumed gross returns, discount rate	5.00%